Asset Retirement Obligations	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligations [Abstract]
ASSET RETIREMENT OBLIGATIONS

NOTE 8—ASSET RETIREMENT OBLIGATIONS

The following table summarizes the Company's asset retirement obligation transactions during the years ended December 31:

	(in thousands)
	2011	2010
Asset retirement obligation at beginning of period	$4,455	$2,031
Assumed in Triad acquisition	—	2,261
Assumed in PostRock acquisition	—	17
Assumed in NGAS acquisition	8,678	—
Assumed in NuLoch acquisition	1,496	—
Liabilities incurred	688	46
Liabilities settled	(14)	(276)
Accretion expense	882	376
Correction of prior year error	2,660	—
Revisions in estimated liabilities	1,766	—

Asset retirement obligation at end of period	20,611	4,455
Less: current portion	(495)	—

Asset retirement obligation at end of period	$20,116	$4,455